Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current expense (benefit)
Federal	$ 610	$ 1,355
State	134	172
Total current expense	744	1,527
Deferred expense
Federal	534	(31)
State	26	63
Total deferred expense	560	32
Change in valuation allowance related to realization of net state deferred tax asset	(77)	(63)
Total	$ 1,227	$ 1,496